Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 02, 2020
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2021
Prospectus Date	rr_ProspectusDate	Nov. 02, 2020
Democratic Large Cap Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors' Inner Circle Fund III

Democratic Large Cap Core ETF (the “Fund”)

Supplement dated April 13, 2021

to the Fund’s Prospectus and Statement of Additional Information (the “SAI”),

each dated November 2, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The name of the Fund’s index has changed from the “DEMZ Political Contribution Index” to the “Democratic Large Cap Core Index.” Therefore, effective immediately, all references to “DEMZ Political Contribution Index” are hereby deleted and replaced with “Democratic Large Cap Core Index”.

Please retain this supplement for future reference.

RAM-SK-003-0100